Longterm Incentive Plans (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of continuity of the Company's RSUs
Number of RSUs

Outstanding, January 31, 2019	–
Granted	275,000

Outstanding, January 31, 2020	275,000
Granted	30,000
Common shares issued on vesting (Notes 12(a) and 18)	(271,667)
Forfeited (Note 18)	(8,333)

Outstanding, January 31, 2021	25,000

Schedule of continuity of the Company's performance stock units (?PSUs?)
Number of PSUs

Outstanding, January 31, 2019	–
Granted	75,000

Outstanding, January 31, 2020	75,000
Common shares issued on vesting (Notes 12(a) and 18)	(25,000)
Expired (Note 18)	(25,000)

Outstanding, January 31, 2021	25,000

Schedule of continuity of the Company's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2019	1,369,183	4.60	3.26
Granted	807,500	3.19	4.38
Forfeited/cancelled	(704,183)	(5.01)	–

Outstanding, January 31, 2020	1,472,500	3.82	3.08
Granted (Note 18)	1,430,000	1.03	3.01
Granted pursuant to acquisition (Note 6(a))	856,880	3.05	0.35
Forfeited (Note 18)	(836,668)	(2.68)	–

Outstanding, January 31, 2021	2,922,712	2.56	2.19

Schedule of share purchase options
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

250,000	250,000	9.65	February 22, 2021
582,620	582,620	3.09	June 30, 2021
200,000	200,000	1.33	December 14, 2021
19,421	19,421	3.23	February 17, 2022
19,421	17,803	3.23	February 28, 2022
40,000	-	1.80	January 4, 2023
10,000	5,000	2.50	January 20, 2023
1,100,000	550,000	0.77	December 8, 2023
200,000	200,000	4.00	June 11, 2024
43,750	43,750	3.90	July 1, 2024
10,000	10,000	2.60	September 29, 2024
15,000	15,000	1.55	October 15, 2024
15,000	15,000	2.50	October 15, 2024
7,500	2,500	1.50	November 3, 2024
100,000	100,000	2.50	November 13, 2024
20,000	20,000	2.50	December 26, 2024
210,000	48,333	1,80	May 5, 2025
50,000	8,333	2.40	May 10, 2025
10,000	2,500	2.25	May 11, 2025
20,000	3,333	1.80	May 21, 2025
2,922,712	2,093,593